Defined benefit plans (Detail 5.2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax		$ (327)	$ (146)	$ (220)
Major plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(1,832)	(2,275)
Return on plan assets excluding interest income		2,324	2,492
Asset ceiling effect excluding interest expense and foreign currency translation		(814)	(353)
Total gains / (losses) recognized in other comprehensive income, before tax		(323)	(135)	(230)
Major plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(1,421)	(2,605)
Major plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(230)	3
Major plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	128
Major plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		50	261
Major plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		333	25
Major plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(142)	168
Major plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	[1]	(423)	(254)
Swiss pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(1,279)	(1,728)
Return on plan assets excluding interest income		1,818	2,059
Asset ceiling effect excluding interest expense and foreign currency translation		(814)	(353)
Total gains / (losses) recognized in other comprehensive income, before tax		(276)	(22)	(352)
Swiss pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(777)	(1,887)
Swiss pension plan | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(230)	3
Swiss pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	0
Swiss pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		26	243
Swiss pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		261	0
Swiss pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(99)	196
Swiss pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	[1]	(460)	(284)
UK pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(449)	(361)
Return on plan assets excluding interest income		388	284
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Total gains / (losses) recognized in other comprehensive income, before tax		(61)	(78)	130
UK pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(504)	(552)
UK pension plan | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	0
UK pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(1)	132
UK pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	0
UK pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		22	21
UK pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(8)	5
UK pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	[1]	42	34
US and German pension plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(105)	(185)
Return on plan assets excluding interest income		118	150
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Total gains / (losses) recognized in other comprehensive income, before tax		14	(35)	(8)
US and German pension plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(141)	(166)
US and German pension plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	0
US and German pension plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		1	(4)
US and German pension plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		24	18
US and German pension plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		50	4
US and German pension plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(34)	(33)
US and German pension plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	[1]	(5)	(4)
UBS AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax		(222)	(129)	(70)
UBS AG | Major plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(1,231)	(485)
Return on plan assets excluding interest income		1,469	403
Asset ceiling effect excluding interest expense and foreign currency translation		(457)	(46)
Total gains / (losses) recognized in other comprehensive income, before tax		(219)	(128)	(79)
UBS AG | Major plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(1,092)	(1,874)
UBS AG | Major plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(132)	2
UBS AG | Major plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	128
UBS AG | Major plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		39	167
UBS AG | Major plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		156	25
UBS AG | Major plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(75)	97
UBS AG | Major plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	[1]	(127)	972
UBS AG | Swiss pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(677)	61
Return on plan assets excluding interest income		962	(30)
Asset ceiling effect excluding interest expense and foreign currency translation		(457)	(46)
Total gains / (losses) recognized in other comprehensive income, before tax		(172)	(15)	(201)
UBS AG | Swiss pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(447)	(1,156)
UBS AG | Swiss pension plan | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(132)	2
UBS AG | Swiss pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	0
UBS AG | Swiss pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		15	149
UBS AG | Swiss pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		84	0
UBS AG | Swiss pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(33)	125
UBS AG | Swiss pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	[1]	(165)	942
UBS AG | UK pension plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(449)	(361)
Return on plan assets excluding interest income		388	284
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Total gains / (losses) recognized in other comprehensive income, before tax		(61)	(78)	130
UBS AG | UK pension plan | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(504)	(552)
UBS AG | UK pension plan | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	0
UBS AG | UK pension plan | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(1)	132
UBS AG | UK pension plan | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	0
UBS AG | UK pension plan | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		22	21
UBS AG | UK pension plan | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(8)	5
UBS AG | UK pension plan | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	[1]	42	34
UBS AG | US and German pension plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(105)	(185)
Return on plan assets excluding interest income		118	150
Asset ceiling effect excluding interest expense and foreign currency translation		0	0
Total gains / (losses) recognized in other comprehensive income, before tax		14	(35)	$ (8)
UBS AG | US and German pension plans | of which: change in discount rate assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(141)	(166)
UBS AG | US and German pension plans | of which: change in rate of salary increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		0	0
UBS AG | US and German pension plans | of which: change in rate of pension increase assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		1	(4)
UBS AG | US and German pension plans | of which: change in rate of interest credit on retirement savings assumption
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		24	18
UBS AG | US and German pension plans | of which: change in life expectancy
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		50	4
UBS AG | US and German pension plans | of which: change in other actuarial assumptions
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation		(34)	(33)
UBS AG | US and German pension plans | of which: experience gains / (losses)
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Pension Plans [Line Items]
Remeasurement of defined benefit obligation	[1]	$ (5)	$ (4)

[1]
Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.